SUBSIDIARIES - Schedule Of Non-Controlling Interests In Subsidiaries With Significant Non-Controlling Interests (Details)	Jan. 04, 2021	Dec. 31, 2020	Dec. 31, 2019
Brookfield Property Partners L.P. (“BPY”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest	100.00%	38.30%	44.80%
Brookfield Renewable Partners L.P. (“BEP”)3
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest		49.30%	39.50%
Brookfield Infrastructure Partners L.P. (“BIP”)4
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest		71.50%	70.40%
Brookfield Business Partners L.P. (“BBU”)
Disclosure of subsidiaries [line items]
Ownership Interest Held by Non-Controlling Interest		36.50%	37.30%